UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2020

Item 1.

Reports to Stockholders

Fidelity® SAI Municipal Money Market Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

September 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2020

Days	% of fund's investments
1 - 7	71.2
8 - 30	5.3
31 - 60	7.8
61 - 90	2.7
91 - 180	6.8
> 180	6.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2020
Variable Rate Demand Notes (VRDNs)	35.7%
Tender Option Bond	21.8%
Other Municipal Security	30.7%
Investment Companies	8.0%
Net Other Assets (Liabilities)	3.8%

Current 7-Day Yields

9/30/20
Fidelity® SAI Municipal Money Market Fund	0.09%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2020, the most recent period shown in the table, would have been 0.07%.

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 35.7%
	Principal Amount	Value
Alabama - 3.3%
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 0.17% 10/1/20, VRDN (a)(b)	$1,315,000	$1,315,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.17% 10/1/20, VRDN (a)(b)	3,400,000	3,400,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.17% 10/1/20, VRDN (a)(b)	1,200,000	1,200,000
		5,915,000
Alaska - 0.7%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.16% 10/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	600,000	600,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.16% 10/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	700,000	700,000
		1,300,000
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.22% 10/7/20, VRDN (a)(b)	500,000	500,000
Connecticut - 0.5%
Connecticut Gen. Oblig. Series 2016 C, 0.19% 10/7/20 (Liquidity Facility Bank of America NA), VRDN (a)	905,000	905,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.24% 10/7/20, VRDN (a)	200,000	200,000
Florida - 1.4%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 0.17% 10/1/20, VRDN (a)(b)	800,000	800,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.18% 10/1/20, VRDN (a)(b)	1,300,000	1,300,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.15% 10/7/20, LOC Citibank NA, VRDN (a)(b)	390,000	390,000
		2,490,000
Georgia - 4.0%
Effingham County Indl. Dev. Auth. Poll Cont. Series 2003, 0.2% 10/1/20, VRDN (a)	1,300,000	1,300,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 0.17% 10/1/20, VRDN (a)	1,400,000	1,400,000
Series 2010 A, 0.17% 10/7/20, LOC Truist Bank, VRDN (a)	1,600,000	1,600,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 0.18% 10/1/20, VRDN (a)(b)	2,600,000	2,600,000
FHLMC Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.18% 10/7/20, LOC Freddie Mac, VRDN (a)(b)	300,000	300,000
		7,200,000
Illinois - 4.8%
Chicago Midway Arpt. Rev. Series 2004 C1, 0.16% 10/7/20, LOC Bank of Montreal, VRDN (a)(b)	8,800,000	8,800,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 0.29% 10/7/20, VRDN (a)(b)	100,000	100,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.23% 10/7/20, VRDN (a)	200,000	200,000
		300,000
Iowa - 0.2%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 0.17% 10/7/20, VRDN (a)(b)	400,000	400,000
Kansas - 0.9%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.24% 10/7/20, VRDN (a)	100,000	100,000
Series 2007 B, 0.24% 10/7/20, VRDN (a)	500,000	500,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.2% 10/7/20, VRDN (a)	1,000,000	1,000,000
		1,600,000
Kentucky - 4.9%
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 A, 0.14% 10/7/20 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	8,900,000	8,900,000
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2003, 0.14% 10/7/20, VRDN (a)(b)	600,000	600,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.2% 10/7/20, VRDN (a)	200,000	200,000
		800,000
Michigan - 0.9%
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2008 A, 0.15% 10/7/20, LOC Barclays Bank PLC, VRDN (a)(b)	1,215,000	1,215,000
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.16% 10/7/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	400,000	400,000
		1,615,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. Series 1998, 0.23% 10/7/20, VRDN (a)(b)	200,000	200,000
Nevada - 0.8%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.16% 10/7/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,400,000	1,400,000
North Carolina - 0.2%
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.17% 10/7/20, LOC Wells Fargo Bank NA, VRDN (a)	385,000	385,000
Ohio - 0.0%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.18% 10/7/20, LOC Northern Trust Co., VRDN (a)	100,000	100,000
Pennsylvania - 0.3%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.22% 10/1/20, VRDN (a)	500,000	500,000
Rhode Island - 0.4%
FHLMC Rhode Island Hsg. & Mtg. Fin. Corp. Series 2006, 0.18% 10/7/20, LOC Freddie Mac, VRDN (a)(b)	700,000	700,000
South Carolina - 0.4%
Berkeley County Indl. Dev. Rev. Series A, 0.21% 10/7/20, VRDN (a)(b)	800,000	800,000
Tennessee - 0.6%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) Series 1999, 0.14% 10/7/20, VRDN (a)(b)	1,100,000	1,100,000
Texas - 8.6%
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.16% 10/1/20, VRDN (a)(b)	1,300,000	1,300,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Proj.) Series 2002, 0.16% 10/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	2,210,000	2,210,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2001, 0.14% 10/7/20, VRDN (a)(b)	7,600,000	7,600,000
Texas Gen. Oblig.:
Series 2001 A2, 0.18% 10/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	1,800,000	1,800,000
Series 2006 D, 0.18% 10/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	800,000	800,000
Series 2007 B, 0.18% 10/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	1,900,000	1,900,000
		15,610,000
West Virginia - 0.8%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.21% 10/7/20, VRDN (a)(b)	400,000	400,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.22% 10/7/20, VRDN (a)(b)	1,000,000	1,000,000
		1,400,000
Wyoming - 0.9%
Converse County Envir. Impt. Rev. Series 1995, 0.19% 10/7/20, VRDN (a)(b)	1,700,000	1,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $64,818,458)		64,820,000

Tender Option Bond - 21.8%
Arizona - 0.5%
Arizona Trans. Board Hwy. Rev. Participating VRDN Series Floaters XX 10 05, 0.15% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	300,000	300,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	100,000	100,000
Series XF 08 46, 0.22% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)(d)	500,000	500,000
		900,000
California - 0.4%
San Jose Int. Arpt. Rev. Participating VRDN Series 2017, 0.17% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	800,000	800,000
Colorado - 1.3%
Colorado Health Facilities Auth. Rev. Participating VRDN Series MIZ 90 22, 0.27% 10/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	100,000	100,000
Denver City & County Arpt. Rev.:
Bonds Series G-114, 0.37%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	200,000	200,000
Participating VRDN Series Floaters XG 01 96, 0.2% 10/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	2,100,000	2,100,000
		2,400,000
Connecticut - 0.5%
Connecticut Gen. Oblig. Participating VRDN:
Series XM 08 57, 0.2% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	200,000	200,000
Series XM 08 58, 0.2% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	100,000	100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.3%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
Participating VRDN:
Series Floaters YX 10 77, 0.2% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Series ROC II R 14073, 0.2% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	400,000	400,000
Series XM 08 67, 0.2% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	100,000	100,000
		1,000,000
District Of Columbia - 0.1%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	200,000	200,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN Series XG 02 67, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)(f)	75,000	75,000
		275,000
Florida - 1.6%
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 0.19% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	500,000	500,000
Broward County Port Facilities Rev.:
Bonds Series G 115, 0.37%, tender 3/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Participating VRDN Series XF 09 52, 0.19% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)(d)	100,000	100,000
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XG 02 75, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	200,000	200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 0.37%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Participating VRDN:
Series XF 28 77, 0.2% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	300,000	300,000
Series XM 08 90, 0.2% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	300,000	300,000
Series XM 08 96, 0.2% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	200,000	200,000
Series ZF 08 22, 0.2% 10/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	300,000	300,000
Series ZF 09 74, 0.2% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	100,000	100,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.42% 11/12/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	600,000	600,000
Pittsburg WTSW Participating VRDN Series XM 00 06, 0.18% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	100,000	100,000
		2,900,000
Georgia - 0.1%
Atlanta Arpt. Rev. Participating VRDN Series XM 07 97, 0.24% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)(d)	100,000	100,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series XF 08 23, 0.2% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	75,000	75,000
		175,000
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 0.19% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	300,000	300,000
Illinois - 1.3%
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	300,000	300,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 86, 0.2% 10/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	200,000	200,000
Series XF 28 66, 0.2% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	100,000	100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.27% 11/12/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	745,000	745,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 13, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400,000	400,000
Series Floaters XF 10 43, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Series Floaters XX 10 81, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	300,000	300,000
Series Floaters YX 10 72, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Series XF 28 41, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
		2,345,000
Indiana - 0.5%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.27% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,000,000	1,000,000
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 26, 0.27% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	100,000	100,000
RIB Floater Trust Various States Participating VRDN Series Floaters 007, 0.17% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
		200,000
Kentucky - 0.3%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.27% 10/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	100,000	100,000
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 24 85, 0.2% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	400,000	400,000
Series XM 08 39, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	100,000	100,000
		600,000
Louisiana - 0.2%
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.19% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	300,000	300,000
Maryland - 0.1%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.3%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	200,000	200,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.3%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
		300,000
Michigan - 0.1%
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	100,000	100,000
Missouri - 5.7%
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	100,000	100,000
Series Floaters XG 01 84, 0.17% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	100,000	100,000
Missouri Health and Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,100,000	10,100,000
		10,300,000
Nebraska - 0.1%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.19% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	200,000	200,000
New Jersey - 0.2%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.29%, tender 12/15/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	200,000	200,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XF 08 37, 0.17% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	100,000	100,000
		300,000
New York - 0.2%
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.27% 11/12/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(f)(g)	200,000	200,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 0.17% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	100,000	100,000
		300,000
New York And New Jersey - 1.0%
Port Auth. of New York & New Jersey Participating VRDN:
Series 20 XF 09 86, 0.2% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	100,000	100,000
Series Floaters XM 06 16, 0.2% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	300,000	300,000
Series Putters 15 XM013, 0.2% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	1,215,000	1,215,000
Series ROC 14086, 0.17% 10/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)(d)	200,000	200,000
		1,815,000
Ohio - 0.4%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.24% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	400,000	400,000
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	195,000	195,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.27% 11/12/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	200,000	200,000
		795,000
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	100,000	100,000
Oregon - 0.1%
Salem Hosp. Facility Auth. Rev. Participating VRDN Series XM 08 13, 0.18% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	100,000	100,000
Pennsylvania - 0.5%
Allegheny County Participating VRDN Series Floaters XM 06 63, 0.17% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	100,000	100,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 0.19% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	500,000	500,000
Series Floaters YX 10 49, 0.2% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.29%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.32%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
		900,000
South Carolina - 0.3%
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters BAML 50 04, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	300,000	300,000
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 28 83, 0.22% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	100,000	100,000
South Carolina Ports Auth. Ports Rev. Participating VRDN:
Series XF 08 20, 0.2% 10/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	100,000	100,000
Series ZF 08 24, 0.2% 10/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)(f)	100,000	100,000
		600,000
Tennessee - 2.3%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series XG 02 68, 0.19% 10/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	4,045,000	4,045,000
Series YX 11 39, 0.19% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	100,000	100,000
		4,145,000
Texas - 0.3%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series YX 11 32, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	200,000	200,000
Galena Park Independent School District Bonds Series 00 15, 0.2%, tender 10/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	100,000	100,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	100,000	100,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series XG 02 78, 0.19% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	100,000	100,000
		600,000
Utah - 1.6%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 0.37% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(d)	2,900,000	2,900,000
Virginia - 0.5%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.27% 11/12/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	500,000	500,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.25% 10/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	300,000	300,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	100,000	100,000
Series ZF 09 16, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	100,000	100,000
		1,000,000
Washington - 1.0%
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	500,000	500,000
Series Floaters ZM 06 69, 0.27% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)(d)	300,000	300,000
Series XF 26 30, 0.22% 10/7/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)(d)	300,000	300,000
Series XF 28 28, 0.22% 10/7/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)(d)	200,000	200,000
Series XM 08 75, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	100,000	100,000
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 0.2% 10/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	200,000	200,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series XG 02 92, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	100,000	100,000
		1,800,000
TOTAL TENDER OPTION BOND
(Cost $39,550,000)		39,550,000

Other Municipal Security - 30.7%
Alabama - 0.2%
Huntsville Health Care Auth. Rev. Series 2020, 0.18% 12/4/20, CP	300,000	299,989
Arizona - 0.3%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.17% 10/5/20, CP	600,000	600,009
California - 0.4%
California Gen. Oblig. Bonds Series 2020, 2% 3/1/21	500,000	503,888
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series A, 0.28% 10/15/20, LOC Bank of The West San Francisco, CP	200,000	200,002
		703,890
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series 2010 A, 1.8%, tender 2/9/21 (a)	100,000	100,571
Greenwich Gen. Oblig. BAN Series 2020, 1.5% 1/14/21	200,000	200,640
		301,211
District Of Columbia - 0.4%
District of Columbia Rev. Bonds Series 2000, 0.21% tender 1/5/21, LOC JPMorgan Chase Bank, CP mode	100,000	100,011
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Bonds Series 2017 A, 5% 10/1/20 (b)	560,000	560,000
		660,011
Florida - 4.0%
Florida Local Govt. Fin. Cmnty. Series 2020, 0.17% 10/1/20, LOC JPMorgan Chase Bank, CP	400,000	400,001
Jacksonville Gen. Oblig. Series A, 0.14% 10/1/20, LOC Bank of America NA, CP	100,000	100,000
Miami-Dade County Series A1:
0.24% 10/20/20, LOC Bank of America NA, CP (b)	4,400,000	4,400,048
0.25% 10/7/20, LOC Bank of America NA, CP (b)	200,000	200,005
Miami-Dade County Aviation Rev. Bonds Series 2010, 5.375% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	625,000	625,000
Palm Beach County School District TAN Series 2020, 1.5% 1/29/21 (h)	1,500,000	1,506,162
		7,231,216
Georgia - 2.7%
Atlanta Arpt. Rev.:
Series J1, 0.23% 2/4/21, LOC Bank of America NA, CP	200,000	200,000
Series J2, 0.27% 2/4/21, LOC Bank of America NA, CP (b)	1,000,000	1,000,000
Series K1, 0.4% 1/6/21, LOC PNC Bank NA, CP	800,000	800,171
Series K2, 0.45% 1/6/21, LOC PNC Bank NA, CP (b)	1,384,000	1,384,296
Series L2, 0.23% 2/3/21, LOC JPMorgan Chase Bank, CP (b)	200,000	200,014
Cobb County Gen. Obligations TAN Series 2020, 1% 12/18/20	600,000	601,026
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.24%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(g)	390,000	390,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 0.24%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(g)	300,000	300,000
		4,875,507
Hawaii - 0.3%
Honolulu City & County Gen. Oblig. Series B1, 0.19% 1/7/21, LOC Sumitomo Mitsui Banking Corp., CP	600,000	599,935
Idaho - 0.0%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.23%, tender 11/2/20 (a)	100,000	100,006
Illinois - 0.1%
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2011 A, 5.75% 1/1/21 (Pre-Refunded to 1/1/21 @ 100)	100,000	101,383
Indiana - 0.2%
Indiana Fin. Auth. Rev. Bonds Series D2, 0.18% tender 11/4/20, CP mode	300,000	300,003
Kansas - 0.2%
Wichita Gen. Oblig. BAN Series 2020, 2.25% 10/15/20	400,000	400,288
Louisiana - 0.3%
Louisiana Local Govt. Envir. Facilities Bonds:
(LCTCS Facilities Corp. Proj.) Series 2010, 5% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	225,000	225,000
(Woman's Hosp. Foundation Proj.) Series 2010 A, 6% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	300,000	300,000
		525,000
Maryland - 0.4%
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.18%, tender 12/1/20 (a)	700,000	700,023
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 2005, 0.23% tender 10/6/20 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	500,000	500,002
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 0.2% tender 10/6/20, CP mode	300,000	300,001
Series 2020, 0.2% tender 10/1/20, CP mode	200,000	200,000
		1,000,003
Michigan - 0.4%
Michigan Bldg. Auth. Rev. Series 8, 0.25% 1/7/21, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	200,000	200,000
Michigan Fin. Auth. Rev. Bonds:
Series 2013 M1, 0.18%, tender 12/1/20 (a)	400,000	400,013
Series 2015 D2, SIFMA Municipal Swap Index + 0.500% 0.62%, tender 8/9/21 (a)(g)	100,000	100,007
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	100,000	100,799
		800,819
Minnesota - 0.2%
Univ. of Minnesota Gen. Oblig. Series G, 0.17% 10/16/20, CP	100,000	100,000
Univ. of Minnesota Rev. Series A, 0.17% 12/3/20, CP	300,000	299,995
		399,995
Nebraska - 1.5%
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.18% 12/9/20, CP	100,000	99,998
0.18% 1/7/21, CP	100,000	99,989
0.19% 12/8/20, CP	100,000	100,002
0.19% 2/4/21, CP	500,000	500,000
0.2% 12/4/20, CP	200,000	200,011
0.24% 10/5/20, CP	200,000	200,005
0.24% 11/4/20, CP	100,000	100,007
0.25% 11/5/20, CP	1,375,000	1,375,095
		2,675,107
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 B, 0.4% tender 10/16/20, CP mode	300,000	300,003
Series A1, 0.35% tender 10/13/20, CP mode (b)	300,000	300,007
		600,010
New Jersey - 0.4%
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2019 C1, 3% 11/20/20	700,000	702,240
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2012 II, 5% 3/1/21 (Escrowed to Maturity)	100,000	102,027
		804,267
New York - 2.4%
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 5% 3/15/21	400,000	408,777
New York State Dorm. Auth. RAN Series 2020 B, 5% 3/31/21	3,500,000	3,584,095
Three Village Central School District TAN Series 2020, 2% 6/25/21	300,000	303,599
		4,296,471
New York And New Jersey - 1.5%
Port Auth. of New York & New Jersey:
Series 2020:
0.25% 11/19/20, CP (b)	400,000	400,011
0.32% 12/2/20, CP	100,000	100,002
0.32% 12/9/20, CP	200,000	200,004
0.32% 12/16/20, CP	200,000	199,996
Series A:
0.3% 10/8/20, CP (b)	700,000	700,025
0.33% 10/22/20, CP (b)	600,000	600,043
Series B:
0.32% 11/18/20, CP	200,000	200,005
0.32% 11/25/20, CP	200,000	200,006
0.35% 10/28/20, CP	100,000	100,010
		2,700,102
Ohio - 0.4%
Franklin County Rev. Bonds Series 2013 OH, 0.23%, tender 11/2/20 (a)	100,000	100,006
Hudson City Gen. Oblig. BAN Series 2019, 2% 12/18/20	100,000	100,247
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5, 0.19% tender 1/26/21, CP mode	200,000	199,974
Series B6, 0.19% tender 1/26/21, CP mode	200,000	199,974
Southwest Local School District BAN Series 2019, 2% 11/12/20 (Ohio Gen. Oblig. Guaranteed)	100,000	100,191
		700,392
Pennsylvania - 0.6%
Philadelphia Gen. Oblig. TRAN Series 2020 A, 4% 6/30/21	1,100,000	1,130,772
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2020 A:
0.16% 10/7/20, LOC Barclays Bank PLC, CP	100,000	100,000
0.2% 12/9/20, LOC Barclays Bank PLC, CP	100,000	99,992
		199,992
Tennessee - 1.3%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B1:
0.16% 11/10/20 (Liquidity Facility JPMorgan Chase Bank), CP	700,000	699,976
0.16% 11/12/20 (Liquidity Facility JPMorgan Chase Bank), CP	400,000	399,995
0.24% 11/4/20 (Liquidity Facility JPMorgan Chase Bank), CP	400,000	400,046
0.24% 11/5/20 (Liquidity Facility JPMorgan Chase Bank), CP	300,000	300,027
0.26% 10/2/20 (Liquidity Facility JPMorgan Chase Bank), CP	500,000	500,005
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	100,000	100,108
		2,400,157
Texas - 11.1%
Austin Elec. Util. Sys. Rev. Series A:
0.14% 10/1/20 (Liquidity Facility JPMorgan Chase Bank), CP	400,000	400,000
0.15% 10/1/20 (Liquidity Facility JPMorgan Chase Bank), CP	200,000	200,001
0.16% 10/1/20 (Liquidity Facility JPMorgan Chase Bank), CP	700,000	700,001
0.18% 10/1/20 (Liquidity Facility JPMorgan Chase Bank), CP	300,000	300,000
0.18% 10/1/20 (Liquidity Facility JPMorgan Chase Bank), CP	200,000	200,000
Dallas Fort Worth Int'l. Arpt. Rev. Bonds:
Series 2012 E:
4% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	100,000	100,303
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	820,000	823,141
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	350,000	351,341
Series 2012 F:
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	185,000	185,709
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	200,000	200,766
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	155,000	155,594
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	620,000	622,375
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	200,000	200,766
Series 2013 A:
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	200,000	200,766
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100) (b)	500,000	501,915
Garland Series 2015, 0.19% 12/3/20, LOC Citibank NA, CP	100,000	100,002
Garland Util. Sys. Rev. Series 2018, 0.19% 12/3/20, LOC Bank of America NA, CP	100,000	100,002
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2016 B1, 0.26% tender 10/20/20, CP mode	600,000	600,036
Harris County Gen. Oblig.:
Series D, 0.17% 10/8/20 (Liquidity Facility JPMorgan Chase Bank), CP	300,000	300,005
Series D2, 0.18% 12/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	200,000	200,003
Series E1:
0.17% 11/5/20, LOC Landesbank Hessen-Thuringen, CP	700,000	699,972
0.18% 11/5/20, LOC Landesbank Hessen-Thuringen, CP	100,000	100,001
Series E2, 0.2% 12/3/20, LOC Barclays Bank PLC, CP	100,000	100,002
Harris County Metropolitan Trans. Auth. Series A1:
0.23% 10/2/20 (Liquidity Facility JPMorgan Chase Bank), CP	300,000	300,002
0.25% 11/5/20 (Liquidity Facility JPMorgan Chase Bank), CP	600,000	600,041
0.27% 10/22/20 (Liquidity Facility JPMorgan Chase Bank), CP	300,000	300,020
Houston Gen. Oblig. Series G2, 0.18% 12/3/20, LOC Barclays Bank PLC, CP	200,000	199,996
Lower Colorado River Auth. Rev.:
Series 2020:
0.18% 10/6/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	100,000	100,001
0.25% 10/6/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	200,000	200,004
Series B, 0.25% 10/6/20, LOC State Street Bank & Trust Co., Boston, CP	200,000	200,004
Texas A&M Univ. Rev. Series B:
0.19% 1/6/21, CP	200,000	200,021
0.19% 2/3/21, CP	775,000	775,000
0.2% 10/5/20, CP	300,000	300,006
Texas Gen. Oblig. TRAN Series 2020, 4% 8/26/21	5,100,000	5,274,705
Texas Pub. Fin. Auth. Rev.:
Series 2016 B:
0.32% 11/10/20 (Liquidity Facility Texas Gen. Oblig.), CP	800,000	800,018
0.35% 10/29/20 (Liquidity Facility Texas Gen. Oblig.), CP	300,000	300,026
Series 2019 A, 0.21% 1/6/21 (Liquidity Facility Texas Gen. Oblig.), CP	100,000	100,011
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2014 A, 5% 4/1/21	300,000	307,260
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.2% 2/2/21 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	300,000
0.2% 2/3/21 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	300,000
Univ. of Texas Permanent Univ. Fund Rev. Series A:
0.17% 10/15/20, CP	300,000	300,009
0.17% 11/5/20, CP	300,000	300,006
0.17% 12/16/20, CP	300,000	299,981
0.18% 10/8/20, CP	300,000	300,005
0.18% 1/11/21, CP	300,000	299,966
0.18% 2/5/21, CP	600,000	599,916
Upper Trinity Reg'l. Wtr. District Series 2020, 0.17% 10/2/20, LOC Bank of America NA, CP	100,000	100,000
		20,099,699
Washington - 0.3%
Port of Seattle Rev. Bonds Series 2017 C, 5% 5/1/21 (b)	200,000	205,388
Washington Gen. Oblig. Bonds Series R 2020 D, 5% 1/1/21	260,000	263,125
		468,513
TOTAL OTHER MUNICIPAL SECURITY
(Cost $55,656,663)		55,674,770
	Shares	Value

Investment Company - 8.0%
Fidelity Municipal Cash Central Fund .16% (i)(j)
(Cost $14,592,000)	14,590,541	14,592,000
TOTAL INVESTMENT IN SECURITIES - 96.2%
(Cost $174,617,121)		174,636,770
NET OTHER ASSETS (LIABILITIES) - 3.8%		6,982,143
NET ASSETS - 100%		$181,618,913

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,400,000 or 0.8% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,000 or 0.2% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.37%, tender 3/1/21 (Liquidity Facility Royal Bank of Canada)	9/1/20	$100,000
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.29%, tender 10/1/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.3%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.37%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.37%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.3%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/12/20	$200,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.3%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	7/1/20	$100,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.29%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/3/20	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.32%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$23,140
Total	$23,140

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $43,616,000. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund was $- and $-, respectively. Purchases and sales of the Fidelity Cash Central Fund were $67,759,000 and $96,783,000, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$64,820,000	$--	$64,820,000	$--
Tender Option Bond	39,550,000	--	39,550,000	--
Other Municipal Security	55,674,770	--	55,674,770	--
Investment Company	14,592,000	14,592,000	--	--
Total Investments in Securities:	$174,636,770	$14,592,000	$160,044,770	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $160,025,121)	$160,044,770
Fidelity Central Funds (cost $14,592,000)	14,592,000
Total Investment in Securities (cost $174,617,121)		$174,636,770
Cash		211,360
Receivable for investments sold		8,030,000
Interest receivable		284,363
Distributions receivable from Fidelity Central Funds		977
Prepaid expenses		322
Receivable from investment adviser for expense reductions		3,924
Other receivables		48
Total assets		183,167,764
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,506,150
Accrued management fee	23,366
Other payables and accrued expenses	19,335
Total liabilities		1,548,851
Net Assets		$181,618,913
Net Assets consist of:
Paid in capital		$181,591,067
Total accumulated earnings (loss)		27,846
Net Assets		$181,618,913
Net Asset Value, offering price and redemption price per share ($181,618,913 ÷ 181,539,815 shares)		$1.0004

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2020 (Unaudited)
Investment Income
Interest		$301,933
Income from Fidelity Central Funds		23,140
Total income		325,073
Expenses
Management fee	$131,714
Custodian fees and expenses	2,640
Independent trustees' fees and expenses	271
Registration fees	6,570
Audit	19,667
Legal	43
Miscellaneous	408
Total expenses before reductions	161,313
Expense reductions	(29,054)
Total expenses after reductions		132,259
Net investment income (loss)		192,814
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,198
Total net realized gain (loss)		8,198
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	22,650
Total change in net unrealized appreciation (depreciation)		22,650
Net increase in net assets resulting from operations		$223,662

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$192,814	$3,368,437
Net realized gain (loss)	8,198	10,240
Change in net unrealized appreciation (depreciation)	22,650	(47,259)
Net increase in net assets resulting from operations	223,662	3,331,418
Distributions to shareholders	(197,810)	(3,376,686)
Share transactions
Proceeds from sales of shares	72,859,575	66,131,356
Reinvestment of distributions	197,810	3,376,686
Cost of shares redeemed	(26,262,597)	(230,174,797)
Net increase (decrease) in net assets and shares resulting from share transactions	46,794,788	(160,666,755)
Total increase (decrease) in net assets	46,820,640	(160,712,023)
Net Assets
Beginning of period	134,798,273	295,510,296
End of period	$181,618,913	$134,798,273
Other Information
Shares
Sold	72,825,161	66,131,356
Issued in reinvestment of distributions	197,712	3,376,493
Redeemed	(26,251,856)	(230,210,210)
Net increase (decrease)	46,771,017	(160,702,361)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Money Market Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0001	$.9999	$1.0000
Income from Investment Operations
Net investment income (loss)	.0011	.0142	.0146	.0023
Net realized and unrealized gain (loss)	.0003	.0001B	.0002	(.0001)
Total from investment operations	.0014	.0143	.0148	.0022
Distributions from net investment income	(.0011)	(.0142)	(.0146)	(.0023)
Distributions from net realized gain	–C	–	–	–
Total distributions	(.0012)D	(.0142)	(.0146)	(.0023)
Net asset value, end of period	$1.0004	$1.0002	$1.0001	$.9999
Total ReturnE,F	.14%	1.44%	1.49%	.23%
Ratios to Average Net AssetsG,H
Expenses before reductions	.17%I	.19%	.21%	.23%I,J
Expenses net of fee waivers, if any	.14%I	.14%	.14%	.14%I
Expenses net of all reductions	.14%I	.14%	.14%	.14%I
Net investment income (loss)	.20%I	1.41%	1.46%	1.09%I
Supplemental Data
Net assets, end of period (000 omitted)	$181,619	$134,798	$295,510	$265,304

 A For the period January 11, 2018 (commencement of operations) to March 31, 2018.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.00005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Audit fees are not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2020

1. Organization.

Fidelity SAI Municipal Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of September 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,444
Gross unrealized depreciation	(795)
Net unrealized appreciation (depreciation)	$19,649
Tax cost	$174,617,121

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .14% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .14% of average net assets. This reimbursement will remain in place through July 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $28,844.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $210.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Tax-Sensitive Short Duration Fund was the owner of record of approximately 100% of the total outstanding shares of the Fund.

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period-B April 1, 2020 to September 30, 2020
Fidelity SAI Municipal Money Market Fund	.14%
Actual		$1,000.00	$1,001.40	$.70
Hypothetical-C		$1,000.00	$1,024.37	$.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and an appropriate peer group for the most recent one-year period. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.14% through July 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

OMM-SANN-1120
1.9885509.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 19, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 19, 2020